Interest and fee receivables, net of allowance (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Interest And Fee Receivables Net Of Allowance
Interest and fee receivables	¥ 8,839	¥ 40,136
Less: impairment loss allowance	(1,782)	(508)
Interest receivable, net of credit impairment losses	¥ 7,057	¥ 39,628